Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Income Taxes Recognized in Comprehensive Income	Amounts recognized in Consolidated Statement of Comprehensive Income/(Loss):

	2025 $	2024 $	2023 $
For the year ended December 31,
Income/(loss) for the year	(110,084)	27,782	(66,628)
Income tax expense/(benefit)	(842)	(4,008)	30,525
Income/(loss) before taxes	(110,927)	23,774	(36,103)

Schedule of Recognized Income Tax Expense	Recognized Income Tax Expense/(Benefit):

	2025 $	2024 $	2023 $
For the year ended December 31,
Federal - current	874	35,310	(2,246)
State - current	1,018	13,144	(46)
Total current income tax expense/(benefit)	1,892	48,454	(2,292)
Federal - deferred	(2,734)	(46,442)	29,294
State - deferred	—	(6,020)	3,523
Total deferred income tax expense/(benefit)	(2,734)	(52,462)	32,817
Total income tax expense/(benefit), recognized	(842)	(4,008)	30,525

Schedule of Reconciliation of Effective Tax Rate	The Group is primarily subject to taxation in the U.S. A reconciliation of the U.S. federal statutory tax rate to the effective tax rate is as follows:

	2025		2024		2023
For the year ended December 31,	$	%	$	%	$	%
US federal statutory rate	(23,295)	21.00	4,994	21.00	(7,573)	21.00
State taxes, net of federal effect	(5,664)	5.11	1,026	4.32	(3,974)	11.01
Tax credits	(1,772)	1.60	(2,517)	(10.59)	(9,167)	25.39
Stock-based compensation	777	(0.70)	2,123	8.93	589	(1.63)
Finance income/(costs) – fair value accounting	769	(0.69)	1,640	6.90	(556)	1.54
Loss with respect to associate for which no deferred tax asset is recognized	639	(0.58)	210	0.88	249	(0.69)
Revaluation of deferred due to rate change	(271)	0.24	(3,419)	(14.38)	—	—
Nondeductible compensation	505	(0.46)	1,534	6.45	872	(2.42)
Recognition of deferred tax assets and tax benefits not previously recognized	(962)	0.87	(12,396)	(52.14)	(433)	1.20
Unrecognized deferred tax asset	—	—	—	—	83,984	(232.63)
Deconsolidation of subsidiary	—	—	3,863	16.25	(17,506)	48.49
Cancellation of Debt Income	—	—	(987)	(4.15)	—	—
Current year losses and credits for which no deferred tax asset is recognized	27,288	(24.60)	—	—	—	—
Uncertain tax positions	1,208	(1.09)	—	—	—	—
Other	(66)	0.06	755	3.16	1,321	(3.65)
Worthless stock deduction	—	—	(833)	(3.50)	(17,281)	47.87
	(842)	0.76	(4,008)	(16.86)	30,525	(84.52)

Schedule of Deferred Taxes	Deferred tax assets have been recognized in the U.S. jurisdiction in respect of the following items:

	2025 $	2024 $
For the year ended December 31,
Operating tax losses	33,810	2,621
Tax credits	272	238
Share-based payments	5,989	6,206
Capitalized research & development expenditures	40,696	48,904
Lease liability	3,912	4,851
Sale of future royalties	53,321	42,406
Deferred tax assets	137,999	105,226
Investments held at fair value	(31,289)	(23,565)
Right of use assets	(1,679)	(2,143)
Property and equipment, net	(796)	(1,235)
Investment in associates	—	(637)
Other temporary differences	(2,198)	(1,900)
Deferred tax liabilities	(35,962)	(29,480)
Deferred tax assets (liabilities), net	102,037	75,746
Deferred tax assets (liabilities), net, not recognized	102,037	75,746

Schedule of Unrecognized Deferred Tax Assets	Deferred tax assets have not been recognized in respect of the following carryforward losses, credits and temporary differences, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

	2025 $		2024 $
For the year ended December 31,
	Gross Amount	Tax Effected	Gross Amount	Tax Effected
Deductible temporary difference	254,843	67,955	274,227	72,887
Tax losses*	123,691	33,810	7,815	2,621
Tax credits	272	272	238	238
Total	378,806	102,037	282,280	75,746
*The gross amount in the table above represents federal tax losses; tax-effected amounts reflect both federal and state net operating losses. See the footnote disclosure below for details on gross state tax net operating losses carryforwards.
Schedule of Unrecognized Tax Losses and Tax Credits Carryforwards	Tax losses and tax credits for which no deferred tax asset was recognized are presented below:

Balance as of December 31,	2025 $		2024 $

	Gross Amount	Tax Effected	Gross Amount	Tax Effected
Tax losses expiring:
Within 10 years	2,382	593	1,537	416
More than 10 years	2,440	7,604	3,285	729
Available Indefinitely	118,870	25,613	2,993	1,476
Total*	123,691	33,810	7,815	2,621
Tax credits expiring:
Within 10 years	91	91	44	44
More than 10 years	181	181	194	194
Available indefinitely	—	—	—	—
Total	272	272	238	238
*The gross amount in the table above represents federal tax losses; tax-effected amounts reflect both federal and state net operating losses. See the footnote disclosure below for details on gross state tax net operating losses carryforwards.

Schedule of Tax Balances as Presented in Consolidated Statement of Financial Position	Tax Balances
The tax related balances presented in the Consolidated Statement of Financial Position are as follows:

For the year ended December 31,	2025 $	2024 $
Income tax receivable – current	6,372	—
Tax liability – current	(1,208)	(75)